Reinsurance (Tables)	9 Months Ended
Sep. 30, 2025
Insurance [Abstract]
Effects of Reinsurance
The amounts in the Consolidated Statements of Financial Position include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

Long-term care	December 31, 2024	December 31, 2023
Reinsurance recoverable
Reinsurance ceded, net of allowance on for credit losses	$259,454	$276,119
Total reinsurance recoverable	$259,454	$276,119

Future policy benefits
Direct	$666,617	$702,096
Reinsurance assumed	102,916	109,743
Total future policy benefits	$769,533	$811,839
The amounts in the Consolidated Statements of Comprehensive Income (Loss) include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

Long-term care
For the years ended	December 31, 2024	December 31, 2023
Net premiums
Direct premiums	$43,801	$46,881
Reinsurance assumed	4,179	4,463
Reinsurance ceded	(63,459)	(68,632)
Total net premiums	$(15,479)	$(17,288)

Net policy benefit and claims (remeasurement gain on policy liabilities of $16,237 and $11,757, respectively)
Direct	$76,994	$61,567
Reinsurance assumed	6,277	8,615
Reinsurance ceded, net of provision for credit losses(1)	(93,362)	(75,673)
Total net policyholder benefits and claims	$(10,091)	$(5,491)
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(1)The provision for credit losses for reinsurance recoverables for the years ended December 31, 2024, and December 31, 2023 is $(0.4) million and $0.1 million, respectively.
The amounts in the Condensed Consolidated Statements of Financial Position include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

Long-term care	September 30, 2025	December 31, 2024
Reinsurance recoverable
Medico Insurance Company	$4,392	$4,376
Front Street Re	274,076	266,629
Vista Life and Casualty Reinsurance Co	180,656	179,220
Vista Modco Funds Withheld	(186,943)	(190,771)
Total reinsurance recoverable	$272,181	$259,454

Future policy benefits
Direct	$678,697	$666,617
Reinsurance assumed	108,142	102,916
Total future policy benefits	$786,839	$769,533
The amounts in the Condensed Consolidated Statements of Comprehensive Income (Loss) include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

Long-term care
For the three months ended September 30,	2025	2024
Net premiums
Direct premiums	$10,427	$10,989
Reinsurance assumed	908	1,170
Reinsurance ceded	(15,827)	(16,243)
Total net premiums	$(4,492)	$(4,084)

Net policy benefit and claims (remeasurement gain on policy liabilities of 3,846 and 3,751, respectively)
Direct	$14,557	$15,238
Reinsurance assumed	1,979	2,377
Reinsurance ceded, net of provision for credit losses ¹	(18,654)	(19,007)
Total net policyholder benefits and claims	$(2,118)	$(1,392)

Long-term care
For the Nine months ended September 30,	2025	2024
Net premiums
Direct premiums	$31,536	$33,352
Reinsurance assumed	2,986	3,150
Reinsurance ceded	(47,265)	(47,916)
Total net premiums	$(12,743)	$(11,414)

Net policy benefit and claims (remeasurement gain on policy liabilities of 6,871 and 11,057, respectively)
Direct	$50,202	$51,458
Reinsurance assumed	9,656	4,287
Reinsurance ceded, net of provision for credit losses ¹	(61,247)	(62,285)
Total net policyholder benefits and claims	$(1,389)	$(6,540)
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(1)The provision for credit losses for reinsurance recoverables for the three and nine months ended September 30, 2025 and September 30, 2024 is $(0.1) million and $0.1 million, and $0.3 million and $(0.3) million , respectively.